Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events
Subsequent Events

21. Subsequent Events:

21.1 During January 2014, 20,837,582 common shares were issued and sold pursuant to the at-the-market offering, resulting in net proceeds to the Company of $84,547, after deducting commissions.

21.2 On February 7, 2014, the Company refinanced its existing short-term Tranche B-2 Term Loans with a fungible add-on to its existing long-term Tranche B-1 Term Loans.  As a result of this refinancing, the total $1.9 billion of Tranche B-1 Term Loans will mature no earlier than the third quarter of 2020.